UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/10 (Unaudited)

COMMON STOCKS (94.0%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Omnicom Group, Inc.	351,400	$12,868,268
		12,868,268

Aerospace and defense (3.1%)
L-3 Communications Holdings, Inc.	166,000	15,175,720
Northrop Grumman Corp. (S)	241,200	14,775,912
Raytheon Co. (S)	865,800	48,692,592
Safran SA (France)	244,777	5,760,492
United Technologies Corp.	163,900	11,251,735
		95,656,451

Automotive (0.7%)
TRW Automotive Holdings Corp. (NON)	738,400	19,840,808
		19,840,808

Banking (11.0%)
Bank of America Corp.	7,118,396	118,592,477
Bank of New York Mellon Corp. (The)	181,200	5,167,824
JPMorgan Chase & Co.	1,199,691	50,351,031
State Street Corp.	2,226,200	99,978,642
SunTrust Banks, Inc.	421,800	10,043,058
Wells Fargo & Co.	1,974,450	53,981,463
		338,114,495

Beverage (0.8%)
Coca-Cola Enterprises, Inc.	476,800	12,182,240
Molson Coors Brewing Co. Class B	303,300	12,247,254
		24,429,494

Biotechnology (1.6%)
Amgen, Inc. (NON)	327,900	18,562,419
Genzyme Corp. (NON)	543,300	31,076,760
		49,639,179

Broadcasting (0.4%)
DISH Network Corp. Class A	518,800	10,360,436
		10,360,436

Building materials (0.2%)
Owens Corning, Inc. (NON)	215,200	5,063,656
		5,063,656

Cable television (2.0%)
Comcast Corp. Special Class A (S)	2,063,400	31,962,066
DIRECTV Class A (NON)	650,500	22,019,425
Time Warner Cable, Inc.	168,600	7,871,934
		61,853,425

Chemicals (2.0%)
Ashland, Inc.	139,200	6,553,536
FMC Corp.	442,200	25,280,574
Lubrizol Corp. (The)	390,400	30,845,504
		62,679,614

Commercial and consumer services (0.1%)
Equifax, Inc.	30,900	996,834
H&R Block, Inc.	104,400	1,804,032
		2,800,866

Communications equipment (0.3%)
Qualcomm, Inc.	219,200	8,042,448
		8,042,448

Computers (2.4%)
Dell, Inc. (NON) (S)	1,689,000	22,345,470
EMC Corp. (NON)	1,172,800	20,512,272
IBM Corp.	246,100	31,294,076
		74,151,818

Conglomerates (1.2%)
SPX Corp. (S)	152,400	9,066,276
Tyco International, Ltd.	747,900	26,969,274
		36,035,550

Consumer (0.2%)
Jarden Corp.	205,500	6,588,330
		6,588,330

Consumer goods (2.1%)
Kimberly-Clark Corp.	1,037,000	62,987,380
Newell Rubbermaid, Inc. (S)	230,100	3,163,875
		66,151,255

Containers (0.5%)
Owens-Illinois, Inc. (NON)	573,800	17,007,432
		17,007,432

Electric utilities (5.0%)
Alliant Energy Corp. (S)	198,900	6,291,207
Ameren Corp.	833,300	20,590,843
Edison International	279,700	9,126,611
Entergy Corp.	73,539	5,586,758
Great Plains Energy, Inc.	2,037,838	36,293,895
NV Energy, Inc.	2,634,600	29,270,406
Pepco Holdings, Inc. (S)	2,807,100	47,215,422
		154,375,142

Electrical equipment (0.7%)
Hubbell, Inc. Class B	477,700	22,380,245
		22,380,245

Electronics (1.2%)
Integrated Device Technology, Inc. (NON)	1,015,800	5,556,426
Texas Instruments, Inc.	1,284,600	31,318,548
		36,874,974

Energy (oil field) (0.5%)
Transocean, Ltd. (Switzerland) (NON)	179,600	14,335,672
		14,335,672

Financial (3.4%)
Assurant, Inc.	1,411,100	43,066,772
Discover Financial Services	4,479,524	61,145,503
		104,212,275

Food (1.4%)
Campbell Soup Co. (S)	887,406	29,577,242
Kraft Foods, Inc. Class A	488,900	13,899,427
		43,476,669

Forest products and packaging (0.8%)
Bemis Co., Inc.	159,900	4,680,273
Sonoco Products Co.	666,000	19,700,280
		24,380,553

Health-care services (2.2%)
AmerisourceBergen Corp. (S)	583,800	16,369,752
McKesson Corp.	546,000	32,295,900
Omnicare, Inc. (S)	340,600	9,220,042
WellPoint, Inc. (NON)	160,700	9,942,509
		67,828,203

Insurance (4.6%)
Aflac, Inc.	127,900	6,324,655
Allied World Assurance Company Holdings, Ltd. (Bermuda)	296,700	13,677,870
Arch Capital Group, Ltd. (NON)	122,900	9,092,142
Assured Guaranty, Ltd. (Bermuda) (S)	1,144,921	24,157,833
Axis Capital Holdings, Ltd.	303,600	9,548,220
Fidelity National Financial, Inc. Class A	782,400	11,149,200
Hartford Financial Services Group, Inc. (The)	1,078,400	26,280,608
MetLife, Inc.	284,200	10,342,038
PartnerRe, Ltd.	139,599	11,113,476
Platinum Underwriters Holdings, Ltd. (Bermuda)	65,840	2,461,758
Validus Holdings, Ltd. (Bermuda)	651,700	18,241,083
		142,388,883

Investment banking/Brokerage (1.9%)
Franklin Resources, Inc.	27,300	2,776,956
Goldman Sachs Group, Inc. (The)	12,100	1,891,835
Morgan Stanley	1,968,200	55,463,876
		60,132,667

Lodging/Tourism (0.1%)
Wyndham Worldwide Corp. (S)	182,700	4,200,273
		4,200,273

Manufacturing (0.4%)

Cooper Industries PLC Class A	221,900	10,065,384
Dover Corp.	29,200	1,321,592
		11,386,976

Media (3.1%)
Interpublic Group of Companies, Inc. (The) (NON) (S)	4,949,000	37,117,500
Time Warner, Inc.	1,110,500	32,248,920
Viacom, Inc. Class B (NON)	906,600	26,880,690
		96,247,110

Medical technology (1.7%)
Baxter International, Inc.	75,200	4,281,136
Boston Scientific Corp. (NON)	3,093,900	23,946,786
Covidien PLC (Ireland)	98,275	4,827,268
Medtronic, Inc.	439,100	19,056,940
		52,112,130

Oil and gas (13.6%)
Anadarko Petroleum Corp.	62,100	4,355,073
BP PLC ADR (United Kingdom) (S)	1,697,000	90,297,370
Chevron Corp.	2,047,700	148,048,710
EOG Resources, Inc.	13,400	1,260,270
Exxon Mobil Corp.	106,000	6,890,000
Marathon Oil Corp.	1,678,700	48,598,365
Newfield Exploration Co. (NON)	123,100	6,286,717
Occidental Petroleum Corp.	146,700	11,713,995
PetroHawk Energy Corp. (NON) (S)	114,700	2,454,580
Total SA (France)	1,831,356	102,209,191
Total SA ADR (France)	100	5,566
		422,119,837

Pharmaceuticals (7.5%)
Abbott Laboratories	1,206,500	65,488,820
Johnson & Johnson	1,012,800	63,806,400
Pfizer, Inc.	5,821,400	102,165,570
		231,460,790

Power producers (1.5%)
AES Corp. (The) (NON) (S)	4,033,400	47,150,446
		47,150,446

Publishing (0.4%)
R. R. Donnelley & Sons Co.	592,300	11,780,847
		11,780,847

Real estate (1.7%)
Annaly Capital Management, Inc. (R) (S)	2,068,100	38,011,678
MFA Mortgage Investments, Inc. (R)	2,031,800	14,710,232
		52,721,910

Regional Bells (1.4%)
AT&T, Inc.	714,300	17,721,783
Verizon Communications, Inc.	937,400	27,118,982
		44,840,765

Restaurants (0.1%)
Brinker International, Inc. (S)	159,178	2,882,714
		2,882,714

Retail (4.5%)
Big Lots, Inc. (NON) (S)	869,800	29,138,300
CVS Caremark Corp. (S)	1,359,300	45,876,375
Foot Locker, Inc.	939,400	12,184,018
Lowe's Cos., Inc.	55,000	1,304,050
Macy's, Inc. (S)	1,161,700	22,246,555
Wal-Mart Stores, Inc.	547,300	29,592,511
		140,341,809

Semiconductor (0.4%)
Atmel Corp. (NON)	3,019,300	13,617,043
		13,617,043

Software (3.9%)
Activision Blizzard, Inc. (NON)	66,800	710,084
CA, Inc. (S)	815,200	18,342,000
Microsoft Corp.	2,596,788	74,423,944
Parametric Technology Corp. (NON) (S)	1,188,000	20,683,080
Symantec Corp. (NON) (S)	348,400	5,766,020
		119,925,128

Textiles (0.4%)
Hanesbrands, Inc. (NON)	534,200	13,851,806
		13,851,806

Tire and rubber (0.9%)
Goodyear Tire & Rubber Co. (The) (NON)			2,261,400	29,375,586
				29,375,586

Tobacco (1.7%)
Lorillard, Inc.			109,500	7,997,880
Philip Morris International, Inc.			904,000	44,277,920
				52,275,800
Total common stocks (cost $2,484,721,405)				$2,907,959,778

CONVERTIBLE BONDS AND NOTES (2.4%)(a)
			Principal amount	Value

Alexandria Real Estate Equities, Inc. 144A cv. sr.
unsec. notes 8s, 2029 (R)			$5,821,000	$9,554,962
Alliance Data Systems Corp. 144A cv. sr. notes 4 3/4s,
2014			34,266,000	46,584,353
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			3,813,000	5,409,122
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			2,114,000	2,510,375
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029			9,101,000	11,599,225

Total convertible bonds and notes (cost $61,645,686)				$75,658,037

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)
			Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd. (S)			502,551	$30,791,300
XL Capital, Ltd. $2.687 cv. pfd.			765,537	21,190,064

Total convertible preferred stocks (cost $43,251,612)				$51,981,364

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

Apollo Investment Corp.			1,831,000	$21,349,460

Total investment companies (cost $17,897,180)				$21,349,460

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.	10/28/18	$ 42.42	922,795	$12,439,277
Raytheon Co.	6/16/11	37.50	12,309	237,194

Total warrants (cost $11,947,011)				$12,676,471

SHORT-TERM INVESTMENTS (10.0%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			20,922,640	$20,922,640
Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.25% and
due dates ranging from March 1, 2010 to April 26, 2010
(d)			$287,212,816	287,179,260

Total short-term investments (cost $308,101,900)				$308,101,900

TOTAL INVESTMENTS

Total investments (cost $2,927,564,794) (b)				$3,377,727,010

Key to holding's abbreviations

ADR	American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $3,093,498,222.

(b) The aggregate identified cost on a tax basis is $2,945,476,117, resulting in gross unrealized appreciation and depreciation of $512,056,146 and $79,805,253, respectively, or net unrealized appreciation of $432,250,893.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 28, 2010, the value of securities loaned amounted to $281,163,749. Certain of these securities were sold prior to period-end. The fund received cash collateral of $287,179,260 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $12,829 for the period ended February 28, 2010. During the period ended February 28, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $161,383,465 and $164,799,007, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at February 28, 2010.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$87,060,167	$--	$--

Capital goods	146,431,104	--	--

Communication services	106,694,190	--	--

Conglomerates	36,035,550	--	--

Consumer cyclicals	307,443,420	--	--

Consumer staples	235,092,307	--	--

Energy	436,455,509	--	--

Financials	697,570,230	--	--

Health care	401,040,302	--	--

Technology	252,611,411	--	--

Utilities and power	201,525,588	--	--

Total common stocks	2,907,959,778	--	--

Convertible bonds and notes	--	75,658,037	--

Convertible preferred stocks	--	51,981,364	--

Investment Companies	21,349,460	--	--

Warrants	12,676,471	--	--

Short-term investments	20,922,640	287,179,260	--

Totals by level	$2,962,908,349	$414,818,661	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010